Basis of Presentation and Significant Accounting Policies (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
RMBS, available-for-sale		$ 1,548,144		$ 1,548,144			$ 2,508,360
Investments in RMBS [Abstract]
Purchase of RMBS, settled after period end				35,898	$ 0
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash		33,371		33,371			67,037
Variation margin		42,600		42,600			1,100
Realized gain (loss) on RMBS, net [Abstract]
Gain on RMBS		513	$ 0	18,663	0
Loss on RMBS		(2,282)	0	(37,975)	0
Net realized gain (loss) on RMBS		(1,769)	0	(19,312)	0
Realized gain (loss) on derivatives, net		4,558	(365)	(14,198)	(7,841)
Unrealized gain (loss) on derivatives, net		(4,581)	(3,819)	47,619	(12,091)
Realized loss on investments in MSRs, net		(11,347)	0	(11,347)	0
Unrealized loss on investments in Servicing Related Assets		(17,025)	(44,042)	(110,878)	(71,217)
Realized gain (loss) on acquired assets, net		(548)	0	(502)	0
Total		(30,712)	$ (48,226)	(108,618)	$ (91,149)
RMBS [Member]
Risks and Uncertainties [Abstract]
RMBS, available-for-sale	[1]	1,548,144		1,548,144			2,508,360
Derivatives [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash		11,800		11,800			5,700
Repurchase Agreements [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash		21,600		21,600			61,300
COVID-19 [Member]
Risks and Uncertainties [Abstract]
RMBS, available-for-sale		1,524,900		1,524,900		$ 1,557,200	2,347,100
Receivables and Other Assets [Member] | RMBS [Member]
Investments in RMBS [Abstract]
Income receivable		$ 4,100		$ 4,100			$ 7,700

[1]	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.